Business Combination - Textual - Somos - Anglo (Predecessor) (Details 3) - Somos - Anglo (Predecessor) - Livraria Livro Facil Ltda R$ in Thousands	Dec. 31, 2017 BRL (R$)
Business Combinations
Revenue from the date of acquisition	R$ 0
Net profit (loss) from the date of acquisition	0
Combined carve-out revenue	749,900
Combined carve-out profit (loss) before income tax and social contribution	R$ 8,700
Customer Portfolio [member]
Business Combinations
Intangible assets, discount rate	15.00%
Intangible assets, discount rate basis	Weighted Averaged Cost of Capital (“WACC”)